Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our named executive officers and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or "PEO" and our other named executive officers are referred to as our "Non-PEO NEOs":

Fiscal Year	Summary Compensation Table Total for PEO(1,2)	Compensation Actually Paid to PEO(1,3)	Average Summary Compensation Table Total for Non-PEO NEOs(1,2)	Average Compensation Actually Paid to Non-PEO NEOs(1,3)	Total Shareholder Return(4)	Net Loss ($ in thousands)(5)
2025	$4,823,349	$6,893,828	$2,499,814	$3,750,363	$83	$(39,227)
2024	$4,136,595	$1,517,121	$1,848,137	$873,407	$59	$(30,045)

Named Executive Officers, Footnote	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Mary Szela	David Patience, Richard Marshak
2024	Mary Szela	Sean Murphy, Jodi Devlin

PEO Total Compensation Amount	$ 4,823,349	$ 4,136,595
PEO Actually Paid Compensation Amount	$ 6,893,828	1,517,121
Adjustment To PEO Compensation, Footnote	based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the SCT:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	2025	2024
Summary Compensation Table Total	$4,823,349	$4,136,595
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(4,053,512)	$(3,512,551)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$5,454,126	$1,867,284
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$645,019	$(730,903)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$24,846	$(243,304)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$—	$—
Compensation Actually Paid	$6,893,828	$1,517,121

Non-PEO NEO Average Total Compensation Amount	$ 2,499,814	1,848,137
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,750,363	873,407
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2025	2024
Summary Compensation Table Total	$2,499,814	$1,848,137
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(1,924,915)	$(1,140,425)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,046,179	$601,640
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$70,207	$(306,459)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$54,719	$—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$4,359	$(129,486)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$—	$—
Compensation Actually Paid	$3,750,363	$873,407
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes.
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between October 6, 2020 and November 24, 2025 used an estimated term between 0.5 years and 9.1 years in 2024, and an expected term between 0.5 years and 9.0 years in 2025, as compared to an estimated term of 6.25 years used to calculate the grant date fair value of such awards, and (ii) (a) the PSU granted in 2024 assumed an expected payout at target for 2024 and 2025 valuations, and (b) the PSU granted in 2025 assumed an expected payout at target for 2025 valuations, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return	The following chart illustrates the relationship between CAP for our PEO and the average CAP of our Non-PEO NEOs against our TSR:
Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP of our Non-PEO NEOs against our net income (loss):
Total Shareholder Return Amount	$ 83	59
Net Income (Loss)	$ (39,227,000)	(30,045,000)
PEO Name	Mary Szela
Additional 402(v) Disclosure	Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table ("SCT") in the Company's proxy statements for fiscal years 2025 and 2024, respectively.Total Shareholder Return ("TSR") represents the cumulative return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of fiscal year 2023 through the end of the applicable fiscal year, assuming reinvestment of dividends.The dollar amounts reported represents the net income (loss) reflected in the Company's consolidated audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,053,512)	(3,512,551)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,454,126	1,867,284
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	645,019	(730,903)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,846	(243,304)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,924,915)	(1,140,425)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,046,179	601,640
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,207	(306,459)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,719	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,359	(129,486)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0